Commitment and Contingencies - Schedule of Contractual Obligations (Details)	Dec. 31, 2024 USD ($)
Contractual Obligation, Fiscal Year Maturity [Abstract]
Contractual obligation, Total	$ 19,538
Contractual obligation, 2025	10,657
Contractual obligation, 2026	$ 8,881